Share-based compensation - Range of exercise prices in stock options (Details)	Dec. 31, 2018 USD ($) year shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years) | year	3.54
Number of stock options outstanding | shares	198,221	262,535	344,767
Weighted average exercise price (in usd per option)	$ 48.55	$ 45.09	$ 40.91
Number of stock options exercisable | shares	137,282
Weighted average exercise price (in usd per option)	$ 49.46
$25.97 to $35.51
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years) | year	3.98
Number of stock options outstanding | shares	56,467
Weighted average exercise price (in usd per option)	$ 34.45
Number of stock options exercisable | shares	35,831
Weighted average exercise price (in usd per option)	$ 34.37
$25.97 to $35.51 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	25.97
$25.97 to $35.51 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 35.51
$38.24 to $50.17
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years) | year	3.01
Number of stock options outstanding | shares	57,754
Weighted average exercise price (in usd per option)	$ 43.70
Number of stock options exercisable | shares	39,351
Weighted average exercise price (in usd per option)	$ 40.67
$38.24 to $50.17 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	38.24
$38.24 to $50.17 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 50.17
$54.65 to $78.59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life (years) | year	3.61
Number of stock options outstanding | shares	84,000
Weighted average exercise price (in usd per option)	$ 61.37
Number of stock options exercisable | shares	62,100
Weighted average exercise price (in usd per option)	$ 63.74
$54.65 to $78.59 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	54.65
$54.65 to $78.59 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 78.59